Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Subscription receivable	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance (in Shares) at Jun. 30, 2024	[1]	390,037	88,899
Balance at Jun. 30, 2024		$ 1,560	$ 356	$ (1,916)	$ 11,149,482	$ (18,863,415)	$ 513,034	$ (7,200,899)
Net loss						(484,013)		(484,013)
Foreign currency translation adjustment							39,797	39,797
Balance (in Shares) at Dec. 31, 2024	[1]	390,037	88,899
Balance at Dec. 31, 2024		$ 1,560	$ 356	(1,916)	11,149,482	(19,347,428)	552,831	(7,645,115)
Balance (in Shares) at Jun. 30, 2025	[1]	506,600	88,899
Balance at Jun. 30, 2025		$ 2,026	$ 356	(1,916)	28,795,892	(29,303,674)	403,460	(103,856)
Follow-On public offering (“FPO”) exercise (in Shares)	[1]	3,106,061
Follow-On public offering (“FPO”) exercise		$ 12,424			7,987,576			8,000,000
Offering cost paid					(1,050,000)			(1,050,000)
Fractional shares issued (in Shares)	[1]	31
Fractional shares issued
Net loss						(9,499,348)		(9,499,348)
Foreign currency translation adjustment							(123,087)	(123,087)
Balance (in Shares) at Dec. 31, 2025	[1]	3,612,692	88,899
Balance at Dec. 31, 2025		$ 14,450	$ 356	$ (1,916)	$ 35,733,468	$ (38,803,022)	$ 280,373	$ (2,776,291)

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 15).